Fees Summary	Sep. 25, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 749,000
Previously Paid Amount	0.00
Total Fee Amount	110.55
Total Offset Amount	0.00
Net Fee	110.55
Narrative - Max Aggregate Offering Price	$ 749,000
Final Prospectus	true